Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies
Schedule of exchange rates used for translation

The main exchange rates used for translation (one unit of each foreign currency converted to USD) are summarized in the following table:

	2015		2016		2017
	Closing rate	Average rate	Closing rate	Average rate	Closing rate	Average rate
Euro (€)	1.0859	1.1095	1.0522	1.1068	1.1998	1.1295
Pound Sterling (£)	1.4745	1.5242	1.2330	1.3551	1.3501	1.2883
Japanese Yen	0.0083	0.0083	0.0086	0.0092	0.0089	0.0089
Chinese Yuan Renminbi (RMB)	0.1540	0.1591	0.1440	0.1505	0.1539	0.1480
Swiss Francs (CHF)	0.9975	1.0371	0.9818	1.0152	1.0263	1.0159
Canadian Dollar (CAD)	0.7225	0.7782	0.7438	0.7549	0.7954	0.7711
Australian Dollar (AUD)	0.7285	0.7456	0.7202	0.7437	0.7802	0.7668
Singapore Dollar (SGD)	0.7058	0.7087	0.6909	0.7244	0.7477	0.7244
Swedish Krona (SEK)	—	—	0.1099	0.1140	0.1219	0.1172
Indian Rupee (INR)	—	—	—	—	0.0157	0.0154

Summary of estimated useful lives for each intangible

Customer relationships	1	year
Acquired developed technology	5	years